Other Income/(Expense)	12 Months Ended
Jul. 31, 2025
TALENTEC SDN. BHD. [Member]
Other Income/(Expense)
10.	OTHER INCOME/(EXPENSE)

	For the years ended July 31,
	2024	2025
Interest income	$14,375	21,406
Foreign exchange gains (loss), net	49,290	(24,695)
Others	19,232	1,055
Total	$82,896	$(2,234)